Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation
Stock-Based Compensation
6.	Stock-Based Compensation

S&P Global sponsors the following stock plans in which certain employees of Mobility participate. The expense associated with these Mobility employees is included in the combined statements of income. Expense associated with the allocation of stock-based compensation expense for S&P Global corporate employees is included in the combined statements of income through corporate allocations. Refer to Note 10 — Related Party Transactions and Parent Company Investment for further details regarding the corporate allocations recorded in the combined financial statements.

●	2019 Employee Stock Incentive Plan (the “2019 Plan”) — The 2019 Plan permits the granting of stock options, stock appreciation rights, restricted stock awards, performance awards, and other stock- based awards.
●	Director Deferred Stock Ownership Plan (the “Director Plan”) — Under the Director Plan, common stock reserved may be credited to deferred stock accounts for eligible non-employee members of the Board of Directors. In general, the plan requires that 50% of eligible Directors’ annual compensation and dividend equivalents be credited to deferred stock accounts. Each Director may also elect to defer all or a portion of the remaining compensation and have an equivalent number of shares credited to their deferred stock account. Recipients under this plan are not required to provide consideration to us other than rendering service. Shares will be delivered as of the date a recipient ceases to be a member of the Board of Directors or within five years thereafter, if so elected. The plan will remain in effect until terminated by the Board of Directors or until no shares of stock remain available under the plan.
●	2014 Equity Incentive Award Plan and the Amended and Restated IHS Inc. 2004 Long-Term Incentive Plan (the “IHS Markit’s equity plans”) — In connection with S&P Global’s merger with IHS Markit on February 28, 2022, S&P Global assumed the outstanding restricted stock units, performance-based restricted stock units, deferred stock units, and stock options granted under IHS Markit’s equity plans, converted using the 0.2838 merger exchange ratio. From the merger date, no additional awards under these plans may be granted; however, the outstanding awards that were converted at the merger date continue to vest in accordance with the terms of the merger agreement.

Stock-based compensation expense and the corresponding tax benefit for the dedicated Mobility employees included in the combined statements of income are as follows:

	Year ended December 31,
(in millions)	2025	2024	2023
Restricted stock and other stock-based awards expense	$22	$28	$20
Tax benefit	$5	$8	$6

Restricted Stock and Other Stock-Based Awards

Restricted stock and other stock-based awards (performance and non-performance) have been granted under the 2019 Plan. Performance unit awards only vest if we achieve certain financial goals over the performance period. Restricted stock non-performance awards have various vesting periods (generally three years). Recipients of restricted stock and unit awards are not required to provide consideration to us other than rendering service.

The stock-based compensation expense for restricted stock and other stock-based awards is determined based on the market price of S&P Global’s stock at the grant date of the award applied to the total number of awards that are anticipated to fully vest. For performance awards, adjustments are made to expense consistent with the expected percent achievement of the performance goals.

Restricted stock and other stock-based award activity for the dedicated Mobility employees is as follows:

		Weighted-
		average grant-
(in thousands, except per award amounts)	Shares	date fair value
Balance as of December 31, 2024	107	$385.68
Granted	50	$509.03
Vested	(52)	$387.65
Forfeited/cancelled	(36)	$414.51
Employee transfers and other, net	21	$306.15
Balance as of December 31, 2025	90	$458.11
Total unrecognized compensation expense related to restricted awards (in millions)	$18
Weighted-average years to be recognized over	1.12

	Year ended December 31,
(in millions, except per award amounts)	2025	2024	2023
Weighted-average grant-date fair value per award	$509.03	$419.95	$337.63
Total fair value of restricted stock and other stock-based awards vested	$27	$31	$27
Tax benefit relating to restricted award activity	$7	$8	$7